Employee Benefits (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2019	Sep. 30, 2018
Successor [Member]
Contributions to defined benefit plans	$ 500	$ 700		$ 1,600	$ 900
Total contributions	$ 800	$ 500		$ 2,400	$ 800
Predecessor [Member]
Contributions to defined benefit plans			$ 700